Deferred tax assets and liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Deductible temporary difference
Deferred tax assets	₨ 1,459		₨ 1,510
Taxable temporary difference
Deferred tax liabilities	0		(114)
Net deferred tax asset (liability) recognized in balance sheet	1,459	$ 15	1,396
Property, plant and equipment [Member]
Deductible temporary difference
Deferred tax assets	1,046		1,092
Lease obligation on right of use assets [Member]
Deductible temporary difference
Deferred tax assets	200		185
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	115		53
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	86		146
Payment to the MSME vendors [Member]
Deductible temporary difference
Deferred tax assets	0		11
Deferred Tax Assets Provision For doubtful advances [Member]
Deductible temporary difference
Deferred tax assets	4		23
Intangible assets [Member]
Deductible temporary difference
Deferred tax assets	8		0
Taxable temporary difference
Deferred tax liabilities	0		(86)
Finance lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ 0		₨ (28)